Financial Instruments With Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

	In Thousands
	Contract or Notional Amount
	2012	2011
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$189,486	158,623
Standby letters of credit	25,385	16,747

Total	$214,871	175,370